Convertible Note Payable (Details Narrative) (10K) - USD ($)						3 Months Ended		12 Months Ended
	Apr. 30, 2018	Mar. 21, 2018	Dec. 20, 2017	Dec. 14, 2017	Sep. 26, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Gain (loss) on extinguishment							$ 358,038	$ 317,268
Amortized debt discount							183,345	491,132
Issue of common stock shares, value								502,500
Excess fair value of derivatives in convertible note							(486,745)	(486,745)
Common stock issued at fair value								16,625,238	$ 1,383,320
FirstFire Note [Member]
Debt instrument original issue discount			$ 330,000
Change in fair value of derivative liability							48,911	11,234
Amortized debt discount							37,813
Common stock issued at fair value, shares									50,000
Peak One Note [Member]
Debt instrument original issue discount							300,000	300,000
Gain (loss) on extinguishment	$ 153,621
Amortized debt discount							4,645	37,432
Debt redemption amount	$ 375,000
Common stock issued at fair value, shares	71,429
Common stock issued at fair value	$ 103,572
Expected Term [Member] | FirstFire Note [Member]
Fair value measurement, term		9 months 11 days
Volatility [Member] | FirstFire Note [Member]
Fair value measurement, percentage		150.00%
Risk Free Interest Rate [Member] | FirstFire Note [Member]
Fair value measurement, percentage		1.71%
Prior To The Amendment [Member]
Amortized debt discount							178,700	453,700
FirstFire Global Opportunities Fund, LLC [Member]
Debt instrument principal amount					$ 330,000
Debt instrument original issue discount					30,000
Debt issuance cost					$ 8,500
Debt interest rate					5.00%
Debt instrument maturity date					Mar. 26, 2018
Debt conversion price			$ 1.00		$ 2.00
Reduction in conversion price per share					$ 1.00
Issue of common stock shares			87,500		50,000
Warrant purchase additional common stock					165,000
Warrant exercise price per share					$ 4.50
Reduction in warrant exercise price per share					$ 2.00
Warrants term					2 years
Gain (loss) on extinguishment							358,038
Derivative Liability						$ 320,312		$ 320,312
FirstFire Global Opportunities Fund, LLC [Member] | Settlement Agreement [Member]
Issue of common stock shares		50,000
Gain (loss) on extinguishment		$ 194,391
Issue of common stock shares, value		77,500
Payment of settlement note		$ 350,000
FirstFire Global Opportunities Fund, LLC [Member] | Expected Term [Member]
Fair value measurement, term						1 year		1 year
FirstFire Global Opportunities Fund, LLC [Member] | Volatility [Member]
Fair value measurement, percentage						150.00%		150.00%
FirstFire Global Opportunities Fund, LLC [Member] | Risk Free Interest Rate [Member]
Fair value measurement, percentage						1.87%		1.87%
FirstFire Global Opportunities Fund, LLC [Member] | Minimum [Member]
Debt conversion price					$ 1.00
Reduction in conversion price per share					$ 2.00
FirstFire Global Opportunities Fund, LLC [Member] | 151st through the 180th day [Member]
Debt interest rate					130.00%
FirstFire Global Opportunities Fund, LLC [Member] | Equaled Lower of $1.00 Per Share [Member]
Multiplier of lowest bid price of common stock			70.00%
Number of trading days preceding the conversion			25 days
FirstFire Global Opportunities Fund, LLC [Member] | Below $1.00 Per Share [Member]
Multiplier of lowest bid price of common stock			75.00%
Primary offering for capital raising, description			If the Company consummated a registered or unregistered primary offering of its securities for capital raising purposes, the holder of the note had the right to demand repayment in full or convert the outstanding principal balance and accrued interest into shares of the Company's common stock at the lower of $1.00 per share or a 20% discount to the offering price to investors in the primary offering.
Peak One Opportunity Fund LP [Member]
Debt instrument principal amount				$ 300,000
Debt issuance cost				$ 27,400
Debt instrument maturity date				Dec. 14, 2020
Debt conversion price				$ 1.00
Issue of common stock shares				275,000
Warrant purchase additional common stock				75,000
Warrant exercise price per share				$ 2.00
Warrants term				5 years
Derivative Liability				$ 267,750
Change in fair value of derivative liability							$ 87,021	$ 19,770
Excess fair value of derivatives in convertible note				$ 486,745
Peak One Opportunity Fund LP [Member] | Expected Term [Member]
Fair value measurement, term	1 year 2 months 1 day			1 year 2 months 30 days
Peak One Opportunity Fund LP [Member] | Expected Term [Member] | Depository Trust [Member]
Fair value measurement, term				1 year 2 months 30 days
Peak One Opportunity Fund LP [Member] | Volatility [Member]
Fair value measurement, percentage	150.00%			150.00%
Peak One Opportunity Fund LP [Member] | Volatility [Member] | Depository Trust [Member]
Fair value measurement, percentage				150.00%
Peak One Opportunity Fund LP [Member] | Risk Free Interest Rate [Member]
Fair value measurement, percentage	1.65%			1.82%
Peak One Opportunity Fund LP [Member] | Risk Free Interest Rate [Member] | Depository Trust [Member]
Fair value measurement, percentage				1.82%
Peak One Opportunity Fund LP [Member] | Equaled Lower of $1.00 Per Share [Member]
Multiplier of lowest bid price of common stock				70.00%
Number of trading days preceding the conversion				20 days
Peak One Opportunity Fund LP [Member] | Equaled Lower of $1.00 Per Share [Member] | Deposit Withdrawal Agent Commision System [Member]
Multiplier of lowest bid price of common stock				65.00%
Number of trading days preceding the conversion				20 days